Segment disclosure	6 Months Ended
Jun. 30, 2024
Segment disclosure
Segment disclosure

16. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and related interests and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.

Geographic revenues from the sale of metals acquired from streams and related interests and royalties is determined by the location of the mining operations giving rise to the stream and related interest or royalty.

For the three and six months ended June 30, 2024, and 2023, stream and related interest and royalty revenues were mainly earned from the following jurisdictions:

Revenue by geography

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Australia[1]	$23,153	$16,821	$43,024	$26,902
Peru[2]	20,223	8,165	34,066	22,290
United States[3]	4,774	6,462	15,365	12,423
South Africa[4]	3,283	3,163	6,464	6,037
Mongolia[4]	2,931	5,617	5,780	11,727
Mexico[5]	2,680	2,975	5,423	5,903
Colombia[4]	3,403	2,825	5,418	5,617
Canada[6]	2,206	4,118	3,961	7,840
Other[7]	928	2,445	1,608	4,121
Total revenues	$63,581	$52,591	$121,109	$102,860

1.	Includes revenue from streams for the three and six months ended June 30, 2024, of $15.5 million and $28.5 million, respectively (2023: $9.0 million and $14.2 million), and revenue from royalties for the three and six months ended June 30, 2024, of $7.7 million and $14.5 million, respectively (2023: $7.8 million and $12.7 million).
2.	Includes revenue from streams for the three and six months ended June 30, 2024, of $20.1 million and $33.7 million, respectively (2023: $8.0 million and $22.0 million), and revenue from royalties for the three and six months ended June 30, 2024, of $0.2 million and $0.4 million, respectively (2023: $0.2 million and $0.3 million).
3.	Includes revenue from streams and related interests for the three and six months ended June 30, 2024, of $2.9 million and $6.6 million, respectively (2023: $5.6 million and $11.0 million), revenue from royalties for the three and six months ended June 30, 2024, of $1.9 million and $7.5 million, respectively (2023: $0.9 million and $1.4 million), and other revenue for the three and six months ended June 30, 2024, of $nil and $1.3 million, respectively (2023: $nil).
4.	All revenue from streams.
5.	Includes revenue from streams for the three and six months ended June 30, 2024, of $1.0 million and $2.1 million, respectively (2023: $1.4 million and $2.7 million), and revenue from royalties for the three and six months ended June 30, 2024, of $1.7 million and $3.3 million, respectively (2023: $1.6 million and $3.2 million).
6.	Includes revenue from streams for the three and six months ended June 30, 2024, of $nil (2023: $2.0 million and $4.1 million), and revenue from royalties for the three and six months ended June 30, 2024, of $2.2 million and $4.0 million, respectively (2023: $2.1 million and $3.8 million).
7.	Includes royalty revenue from Chile, Cote d’Ivoire and Honduras.